Share Based Compensation (Details) - USD ($)				12 Months Ended
	Jun. 01, 2024	May 18, 2020	Mar. 19, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options issued in 2020 [Member]
Share Based Compensation [Line Items]
Options granted (in Shares)		521	11,719
Exercise price (in Dollars per share)		$ 230.4	$ 240
Purchase of aggregate shares (in Shares)				521	521
Aggregate intrinsic value
Ordinary Shares Issued in 2023 [Member]
Share Based Compensation [Line Items]
Ordinary shares issued (in Shares)						12,912,096
General and administrative expenses						$ 6,467,000
Selling and marketing expenses						28,000
Research and development expenses						$ 1,274,000
Shares Issued in Two Thousand Twenty Four [Member]
Share Based Compensation [Line Items]
Exercise price (in Dollars per share)					$ 50,000
Ordinary shares issued (in Shares)	1,000,000
General and administrative expenses	$ 160,000
Closing share price (in Dollars per share)	$ 0.16
Share-based compensation expense				80	$ 47,000
Restricted amount				$ 33,000
Weighted average term				5 months 1 day
General and administrative expenses					$ 4,000
Shares issued in 2025 [Member]
Share Based Compensation [Line Items]
Ordinary shares issued (in Shares)							16,500,002
General and administrative expenses							$ 2,356,000